Income taxes - Income tax provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Current tax (recovery) expense	$ (187)	$ 287
Deferred tax expense	59
Net income tax (recovery) expense	$ (128)	$ 287